Income taxes - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Income Tax [Line Items]
Net operating loss carry forwards	$ 8.2	$ 8.2
Operating Loss Carry forward Remaining Amount	$ 83.7	83.7
Percentage on annual taxable income	80.00%
Tax Credit Carryforward, Amount	$ 2.5	$ 2.5
Percentage of change in ownership	50.00%
Unrecognized Tax Benefits of income tax rate	50.00%
Tax Credit Carry forward, Expiration Year		2036
Operating Loss Carry forwards, Expiration Year		2036
Federal income tax Authority [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 91.9	$ 91.9
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carry forwards	90.6	90.6
Federal and state research and development tax credit carry forwards [Member]
Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 4.0	$ 4.0